RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2022
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 25. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to a related party – sales to a related party consisted of the following:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd. *	¥—	¥85,657	¥—	$—
Total revenue from a related party	¥—	¥85,657	¥—	$—

* The noncontrolling shareholder of Gan Su BHD owns 10% interests in Urumqi Yikeli Automatic Control Equipment Co., Ltd.

Prepaid expenses - related parties – prepaid expenses - related parties consisted of the following:

	June 30, 2021	June 30, 2022	June 30, 2022
	RMB	RMB	U.S. Dollars
Founders	¥363,000	¥275,000	$41,059
Founders' family member	70,000	—	—
Total prepaid expenses - related parties	¥433,000	¥275,000	$41,059

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥110,834 ($16,547) with annual rental expense at ¥1.3 million ($0.20 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the founders	April 1, 2022 - March 31, 2024	¥40,000	$5,972
BHD	One of the founders	January 1, 2022- Dec 31, 2022	31,667	4,728
BHD	One of the founders	January 1, 2022 - Dec 31, 2022	22,500	3,359
BHD	Founders’ family member	January 1, 2022 - Dec 31, 2022	16,667	2,488

As of June 30, 2021, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥352,775 and ¥352,775, respectively.

As of June 30, 2022, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥765,241 ($114,254) and ¥765,241 ($114,254), respectively.

Guarantee/collateral related parties - The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 14).